Working capital - Inventories expected to be utilized after more than one year (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 17	£ 18
Maturing inventories	3,296	3,740
Non current inventories	£ 3,313	£ 3,758